Billet Finder Inc. - (A Development Stage Company) - Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 52,882	$ 2,996
Total Assets	52,882	2,996
Liabilities, Current
Accounts Payable and Accrued Liabilities	2,800	0
Loan Payable to Director	3,611	1,042
Loans Payable	149,970
Total Liabilities	157,413	1,032
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	7,275	7,275
Additional Paid in Capital	42,975	42,975
Deficit accumulated in the development stage	(154,781)	(48,286)
Total Stockholders' (deficit)	104,531	1,964
Total Liabilities and Stockholders' (Deficit)	$ 52,882	$ 2,996